General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
General and administrative costs
General and administrative expense	€ 4,816	€ 3,013	€ 8,050	€ 6,465